Stock-Based Compensation (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unearned non-cash stock-based compensation
Weighted average period for recognition of stock-based compensation expense (in years)		1 year 4 months 24 days
Unearned non-cash stock-based compensation expense expected to be recognized		$ 5,400,000
Estimated forfeiture rate (as a percent)		2.00%
Options
Unearned non-cash stock-based compensation
Weighted average period for recognition of stock-based compensation expense (in years)	1 year 2 months 12 days
Unearned non-cash stock-based compensation expense expected to be recognized	2,200,000
Estimated forfeiture rate (as a percent)	2.00%
Options | UHS Holdco, Inc, (Parent)
Number of Options
Outstanding at the beginning of the period (in shares)	38,195	39,523	37,527
Exercised (in shares)	(150)	(41)	(28)
Forfeited or expired (in shares)	(698)	(1,287)	(684)
Outstanding at the end of the period (in shares)	37,347	38,195	39,523	37,527
Exercisable at the end of the period (in shares)	29,546	30,066
Remaining authorized options available for issue (in shares)	6,339	5,710
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 1.05	$ 1.06	$ 1.00
Exercised (in dollars per share)	$ 1.00	$ 1.00	$ 1.00
Forfeited or expired (in dollars per share)	$ 1.20	$ 1.11	$ 1.00
Outstanding at the end of the period (in dollars per share)	$ 1.05	$ 1.05	$ 1.06	$ 1.00
Exercisable at the end of the period (in dollars per share)	$ 1.02	$ 1.02
Aggregate intrinsic value
Outstanding	14,009,000	25,046,000	37,315,000	35,651,000
Exercised	60,000	29,000	23,000
Exercisable	$ 11,495,000	$ 20,649,000
Weighted average remaining contractual term
Outstanding	4 years 10 months 24 days	5 years 8 months 12 days	6 years 9 months 18 days	7 years 6 months
Exercisable	4 years 9 months 18 days	5 years 7 months 6 days